GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,491.3	$ 2,155.9
Accumulated Amortization	(1,037.9)	(832.4)
Patents and copyrights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	56.3	52.1
Accumulated Amortization	(44.3)	(40.3)
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	168.5	140.4
Accumulated Amortization	(79.4)	(67.5)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,985.5	1,701.3
Accumulated Amortization	(791.3)	(623.7)
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	281.0	262.1
Accumulated Amortization	$ (122.9)	$ (100.9)